Income Taxes - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of income tax expense (benefit)
Current income tax provision	$ (8,763)	$ 13,723	$ 7,970
Income Tax Expense (Benefit)	$ (402)	10,314	8,365
Effective tax rate (as a percent)	35.00%
Deferred Tax Assets, Net	$ 11,266	19,510
Green Bancorp, Inc.
Components of income tax expense (benefit)
Income Tax Expense (Benefit)	$ (1,372)	$ (925)	$ (654)